UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Principled Capital Management, L.L.C.
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Address:   666 Fifth Avenue
           --------------------------------------------------
           New York,  NY 10103
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10588
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald Catenacci
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 484-5030
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Gerald Catenacci         New York, NY           11/14/06
       ------------------------   ---------------------    ------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        73
                                               -------------

Form 13F Information Table Value Total:        $432,717
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.        Form 13F File Number           Name


                                                            VALUE     SHARES/ SH/ PUT/  INVSTMT    OTHER       VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP     x($1000)   PRN AMT PRN CALL  DISCRETN  MANAGERS   SOLE    SHARED   NONE
-----------------------------  --------------   ---------  --------  -------- --- ----  --------  -------- --------  -------  -----
ABER DIAMOND CORP              COM              002893105      278      8,700  SH       SHARED                8,700     0       0
ADMINISTAFF INC                COM              007094105    1,159     34,400  SH       SHARED               34,400     0       0
AETNA INC NEW                  COM              00817Y108    3,544     89,600  SH       SHARED               89,600     0       0
ALCON INC                      COM SHS          H01301102    2,748     24,000  SH       SHARED               24,000     0       0
AMVESCAP PLC                   SPONSORED ADR    03235E100    5,083    231,900  SH       SHARED              231,900     0       0
APPLERA CORP                   COM CE GEN GRP   038020202    3,384    243,100  SH       SHARED              243,100     0       0
ATMI INC                       COM              00207R101   20,193    694,650  SH       SHARED              694,650     0       0
BANK OF AMERICA CORPORATION    COM              060505104   15,792    294,800  SH       SHARED              294,800     0       0
BIG LOTS INC COM               COM              089302103    1,634     82,495  SH       SHARED               82,495     0       0
CAPITAL ONE FINL CORP          COM              14040H105    7,064     89,800  SH       SHARED               89,800     0       0
CHATTEM INC                    COM              162456107    2,494     71,000  SH       SHARED               71,000     0       0
CHILDRENS PL RETAIL STORES I   COM              168905107    2,132     33,300  SH       SHARED               33,300     0       0
CITIGROUP INC                  COM              172967101    6,949    139,900  SH       SHARED              139,900     0       0
CLEVELAND CLIFFS INC           COM              185896107   17,598    461,780  SH       SHARED              461,780     0       0
COMMUNITY HEALTH SYS INC NEW   COM              203668108    4,077    109,153  SH       SHARED              109,153     0       0
CONAGRA FOODS INC              COM              205887102    1,422     58,100  SH       SHARED               58,100     0       0
CONOR MEDSYSTEMS INC           COM              208264101    3,380    143,400  SH       SHARED              143,400     0       0
DADE BEHRING HLDGS INC         COM              23342J206    3,799     94,600  SH       SHARED               94,600     0       0
DAKTRONICS INC                 COM              234264109    1,856     89,700  SH       SHARED               89,700     0       0
DAVITA INC                     COM              23918K108    5,874    101,500  SH       SHARED              101,500     0       0
E M C CORP MASS                COM              268648102    7,381    616,123  SH       SHARED              616,123     0       0
EMDEON CORP                    COM              290849108   12,743  1,088,212  SH       SHARED            1,088,212     0       0
ENCANA CORP                    COM              292505104    1,139     24,400  SH       SHARED               24,400     0       0
ENTEGRIS INC                   COM              29362U104   16,062  1,472,207  SH       SHARED            1,472,207     0       0
FEDERATED DEPT STORES INC DE   COM              31410H101    7,468    172,828  SH       SHARED              172,828     0       0
FIRST AMERN CORP CALIF         COM              318522307    2,540     60,000  SH       SHARED               60,000     0       0
GAMESTOP CORP NEW              CL A             36467W109    4,276     92,400  SH       SHARED               92,400     0       0
HEALTH NET INC                 COM              42222G108    2,916     67,000  SH       SHARED               67,000     0       0
HOME DEPOT INC                 COM              437076102   19,865    547,700  SH       SHARED              547,700     0       0
HOSPIRA INC                    COM              441060100    2,866     74,900  SH       SHARED               74,900     0       0
IAC INTERACTIVECORP            COM NEW          44919P300    5,709    198,492  SH       SHARED              198,492     0       0
ILLUMINA INC                   COM              452327109    2,253     68,200  SH       SHARED               68,200     0       0
INTRALASE CORP                 COM              461169104    2,158    109,500  SH       SHARED              109,500     0       0
INVITROGEN CORP                COM              46185R100    4,527     71,400  SH       SHARED               71,400     0       0
ITT CORP NEW                   COM              450911102   11,218    218,800  SH       SHARED              218,800     0       0
JETBLUE AWYS CORP              COM              477143101      796     86,200  SH       SHARED               86,200     0       0
LAMAR ADVERTISING CO           NOTE 2.875%12/3  512815AG6    1,778  1,503,600  SH       SHARED            1,503,600     0       0
LIFECELL CORP                  COM              531927101    1,028     31,900  SH       SHARED               31,900     0       0
MAGNA ENTMT CORP               CL A             559211107    2,388    509,148  SH       SHARED              509,148     0       0
MARKETAXESS HLDGS INC          COM              57060D108    2,669    254,944  SH       SHARED              254,944     0       0
MEMC ELECTR MATLS INC          COM              552715104    7,161    195,500  SH       SHARED              195,500     0       0
MERCK & CO INC                 COM              589331107    6,686    159,579  SH       SHARED              159,579     0       0
MICRUS ENDOVASCULAR CORP       COM              59518V102    1,471    113,400  SH       SHARED              113,400     0       0
NAVTEQ CORP                    COM              63936L100    6,987    267,600  SH       SHARED              267,600     0       0
NEXEN INC                      COM              65334H102    3,341     62,500  SH       SHARED               62,500     0       0
NOVA CHEMICALS CORP            COM              66977W109   13,887    452,200  SH       SHARED              452,200     0       0
NOVEN PHARMACEUTICALS INC      COM              670009109    1,650     68,400  SH       SHARED               68,400     0       0
NRG ENERGY INC                 COM NEW          629377508   19,720    435,310  SH       SHARED              435,310     0       0
OMNICARE INC                   COM              681904108    9,816    227,800  SH       SHARED              227,800     0       0
PACIFIC SUNWEAR CALIF INC      COM              694873100    1,048     69,509  SH       SHARED               69,509     0       0
PENWEST PHARMACEUTICALS CO     COM              709754105    2,913    174,955  SH       SHARED              174,955     0       0
PITNEY BOWES INC               COM              724479100    2,556     57,600  SH       SHARED               57,600     0       0
POOL CORPORATION               COM              73278L105    2,583     67,100  SH       SHARED               67,100     0       0
POTASH CORP SASK INC           COM              73755L107   20,311    194,942  SH       SHARED              194,942     0       0
PULTE HOMES INC                COM              745867101    1,278     40,100  SH       SHARED               40,100     0       0
RADISYS CORP                   COM              750459109    1,460     68,700  SH       SHARED               68,700     0       0
RTI INTL METALS I              COM              74973W107    3,390     77,789  SH       SHARED               77,789     0       0
SEARS HLDGS CORP               COM              812350106    4,363     27,600  SH       SHARED               27,600     0       0
SEPRACOR INC                   COM              817315104    7,385    152,447  SH       SHARED              152,447     0       0
SPRINT NEXTEL CORP             COM FON          852061100   13,079    762,603  SH       SHARED              762,603     0       0
ST JUDE MED INC                COM              790849103   18,073    512,139  SH       SHARED              512,139     0       0
STATION CASINOS INC            COM              857689103    7,836    135,500  SH       SHARED              135,500     0       0
TALBOTS INC                    COM              874161102    2,839    104,200  SH       SHARED              104,200     0       0
TELIK INC                      COM              87959M109    3,191    179,367  SH       SHARED              179,367     0       0
TELUS CORP                     NON-VTG SHS      87971M202   11,216    200,387  SH       SHARED              200,387     0       0
TEMPUR PEDIC INTL INC          COM              88023U101    5,431    316,300  SH       SHARED              316,300     0       0
THERMO ELECTRON CORP           COM              883556102    7,221    183,600  SH       SHARED              183,600     0       0
TIME WARNER TELECOM INC        CL A             887319101      952     50,100  SH       SHARED               50,100     0       0
VISTEON CORP                   COM              92839U107    5,624    690,100  SH       SHARED              690,100     0       0
WASTE MGMT INC DEL             COM              94106L109    7,655    208,700  SH       SHARED              208,700     0       0
WATSCO INC                     COM              942622200    3,211     69,800  SH       SHARED               69,800     0       0
WHIRLPOOL CORP                 COM              963320106    1,573     18,700  SH       SHARED               18,700     0       0
YAHOO INC                      COM              984332106    4,567    180,652  SH       SHARED              180,652     0       0